Leases - Schedule of Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Operating Leased Assets [Line Items]
Operating lease right-of-use asset	$ 441,277	$ 460,990	$ 181,397
Operating lease liabilities	105,512	104,240	22,761
Operating lease liabilities	343,204	365,359	166,700
Total net present value	448,716	469,599	189,461
Finance Lease, Right-of-Use Asset	157,091	159,476	91,045
Finance Lease, Liability, Current	5,654	5,586	3,786
Finance lease liabilities	166,059	167,426	96,850
Finance Lease, Liability	$ 171,713	$ 173,012	$ 100,636
Operating Lease, Weighted Average Remaining Lease Term		12 years 1 month 6 days	21 years 2 months 12 days
Finance Lease, Weighted Average Remaining Lease Term		17 years 8 months 12 days	16 years 10 months 24 days
Operating Lease, Weighted Average Discount Rate, Percent		4.52%	3.76%
Finance Lease, Weighted Average Discount Rate, Percent		4.47%	3.10%
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Public Utilities, Property, Plant and Equipment, Net	Public Utilities, Property, Plant and Equipment, Net
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Other Current Liabilities
Operating Leased Assets [Line Items]
Operating lease liabilities	$ 22,029	$ 21,830	$ 22,761
Other Noncurrent Liabilities [Member]
Operating Leased Assets [Line Items]
Operating lease liabilities	230,298	230,686	166,700
Purchase Power Contract [Member]
Operating Leased Assets [Line Items]
Operating lease right-of-use asset	196,573	216,935	0
Operating lease liabilities	83,483	82,410	0
Operating lease liabilities	112,906	134,673	0
Other [Member]
Operating Leased Assets [Line Items]
Operating lease right-of-use asset	244,704	244,055	181,397
Common Plant
Operating Leased Assets [Line Items]
Finance Lease, Right-of-Use Asset	122,558	124,343	53,594
Natural Gas Processing Plant
Operating Leased Assets [Line Items]
Finance Lease, Right-of-Use Asset	$ 164	209	310
Electric Transmission
Operating Leased Assets [Line Items]
Finance Lease, Right-of-Use Asset		$ 34,924	$ 37,141